Provisions (Detail) - Schedule of Reconciliation of Provisions - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provisions [Abstract]
Beginning	£ 1,958,233	£ 1,978,716	£ 2,098,969	£ 2,771,200
Additions	(4,560)	39,876	1,527	(609,442)
Charge against provision	(136,304)	(57,020)	(129,076)
Foreign exchange difference	236,860	(3,339)	7,296	(62,789)
Ending	£ 2,054,229	£ 1,958,233	£ 1,978,716	£ 2,098,969